Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party and their Relationship

The table below sets forth the related parties and their relationships with the Company as of June 30, 2026 and 2025:

Name of related party	Relationship with the Company
Jian Chen	CEO and director of the Company
Ruien Intelligent Agent (Hangzhou) Technology Co., Ltd.	CEO and director of the Company serves as director

Schedule of Related Parties
	As of June 30,
Amounts due to related parties	2026	2025
Jian Chen*	$515,710	$490,662
Amounts due to related parties, non-current	$515,710	$490,662

*	The balances mainly represent expenses paid on behalf of the Company for daily operations, and the movement of the balance was mainly due to foreign exchange rate fluctuation.

Significant transactions with related parties were as follows:

	For the years ended June 30,
	2026	2025	2024
Transactions with related parties:
Ruien Intelligent Agent (Hangzhou) Technology Co., Ltd. (1)	46,501	-	-
Jian Chen (2)	-	2,100,000	-
Total	$46,501	$2,100,000	$-

(1)	Ruien Intelligent Agent (Hangzhou) Technology Co., Ltd. is a company where the CEO also serves as a Director. The Company purchased a robot from this related party. The purchase of a robot is for R&D purposes, specifically for conducting simulation testing.

(2)	The Company’s Chief Executive Officer and Director, Mr. Jian Chen, participated in the PIPE Offering on the same terms as an other investor and purchased 525,000 ordinary shares and 1,575,000 warrants at the offering price. The transaction was negotiated on an arm’s-length basis and was approved by the Company’s shareholders and Board of Directors. The CEO’s participation has been disclosed as shareholders’ equity in Note 13.